UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ---------

                                   FORM N-CSR

                                   ---------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)

                                   ---------


                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS
FOR THE YEAR ENDED
MARCH 31, 2007

MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


                                                                           PAGE
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm......................1

Schedule of Investments......................................................2

Statement of Assets and Liabilities..........................................4

Statement of Operations......................................................5

Statements of Changes in Members' Capital....................................6

Statement of Cash Flows......................................................7

Notes to the Financial Statements............................................8

Managers and Officers of the Fund (unaudited)...............................17

Other Information (unaudited)...............................................19

[ABA LOGO OMITTED]

ESTABLISHED 1923

ANCHIN, BLOCK & ANCHIN LLP
Accountants and Consultants

1375 Broadway
New York, New York
(212) 840-3456
FAX (212) 840-7066

             Report of Independent Registered Public Accounting Firm

To the Board of Managers and
Members of Mezzacappa Long/Short Fund, LLC

We have audited the accompanying statement of assets and liabilities including the schedule of investments of Mezzacappa Long/Short Fund, LLC as of March 31, 2007 and the related statements of operations, and cash flows for the year then ended and changes in members' capital for each of the two years then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our Procedures included confirmation of investments owned as of March 31, 2007, by correspondence with the custodian and portfolio funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above, present fairly, in all material respects, the financial position of Mezzacappa Long/Short Fund, LLC as of March 31, 2007 and the results of its operations, and cash flows for the year then ended and the changes in its members' capital for the two years then ended in conformity with U.S. generally accepted accounting principles.

                                           Anchin, Block & Anchin LLP


New York, N.Y.
May 25, 2007

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

          INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS IN
                                PORTFOLIO FUNDS

                                         [] Long/Short Equity -- 53.6%
                                         [] Event Driven -- 25.7%
                                         [] Macro -- 20.7%


                                                                               % OF
                                                                             MEMBERS'
PORTFOLIO FUNDS                                    COST          VALUE       CAPITAL*    LIQUIDITY**
------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus Emerging Markets, Ltd.                  $ 5,000,000   $  5,031,627     2.17%     Quarterly
Atticus European L.P.                             8,750,000     13,013,042     5.62%     Annually
Delta Offshore, Ltd.                              9,250,000     10,730,982     4.63%     Monthly
ECF Value Fund International, Ltd.                3,528,622      4,958,357     2.14%     Quarterly
Eminence Fund, Ltd.                               9,215,502     13,812,440     5.97%     Semi-annually
FBR Small Cap Fund                                   94,825        220,216     0.10%     Daily
FPA Crescent Fund, Inc.                             481,029        470,514     0.20%     Daily
Front Street Energy and Power
      Performance Offshore Fund, Inc.             3,900,000      6,017,143     2.60%     Monthly
Global Undervalued Securities Fund, Ltd.          8,000,000      8,702,503     3.76%     Quarterly
Harbor International Fund                         7,925,118      9,524,308     4.11%     Daily
Prism Offshore Fund, Ltd.                        10,000,000     12,497,400     5.40%     Monthly
Seminole Offshore Fund, Ltd.                      6,166,469      7,948,862     3.43%     Quarterly
SR Global Fund L.P.                               5,500,000      6,634,598     2.87%     Monthly
SR Phoenicia L.P.                                 5,500,000      7,123,249     3.08%     Quarterly
Third Avenue International Value Fund             7,814,884      8,325,169     3.60%     Daily
Tontine Capital Overseas Fund, Ltd.               7,000,000      7,649,044     3.30%     Annually
                                                ------------------------------------
      TOTAL LONG/SHORT EQUITY                    98,126,449    122,659,454    52.98%
                                                ------------------------------------


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------


                                                                               % OF
                                                                             MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                        COST          VALUE       CAPITAL*    LIQUIDITY**
------------------------------------------------------------------------------------------------------
EVENT DRIVEN:
Bay Harbour Partners, Ltd.                    $   7,500,000  $   8,935,335     3.86%     Quarterly
Contrarian Fund I Offshore Limited               11,000,000     14,872,525     6.42%     Annually
Spinnaker Global Emerging Markets Fund, Ltd.      4,500,000      7,139,432     3.08%     Annually
Spinnaker Global Opportunity Fund, Ltd.           6,000,000      9,017,333     3.90%     Quarterly
Spinnaker Global Strategic Fund, Ltd.             2,000,000      2,215,586     0.96%     Quarterly
Strategic Value Restructuring Fund, Ltd.          8,500,000      8,968,771     3.87%     Annually
Wexford Offshore Distressed Debt and
     Special Opportunities Fund Limited           6,000,000      7,742,925     3.34%     Quarterly
                                             ---------------------------------------
     TOTAL EVENT DRIVEN                          45,500,000     58,891,907    25.43%
                                             ---------------------------------------
MACRO:
Blenheim Global Markets Fund, Ltd.                4,839,714      6,256,198     2.70%     Monthly
Clarium Capital Fund, Ltd.                        5,000,000      4,891,900     2.11%     Quarterly
Drawbridge Global Macro Fund L.P.                 5,000,000      5,419,613     2.34%     Quarterly
Forum Global Opportunities Fund, L.P.             2,325,375      2,397,524     1.04%     Quarterly
NWI Explorer Global Macro Fund, L.P.              7,500,000      7,825,299     3.38%     Quarterly
Wexford Offshore Catalyst Fund, Ltd.              9,200,000     13,632,564     5.89%     Quarterly
Wexford Offshore Spectrum Fund, Ltd.              5,000,000      7,057,165     3.05%     Quarterly
                                             ---------------------------------------
     TOTAL MACRO                                 38,865,089     47,480,263    20.51%
                                             ---------------------------------------
     TOTAL PORTFOLIO FUNDS                    $ 182,491,538  $ 229,031,624    98.92%
                                             =======================================


*     Percentages are based on Members' Capital as of March 31, 2007.

** Investments are generally issued in private placement transactions and as such are restricted as to resale. Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The aggregate cost of investments in Portfolio Funds for federal income tax purposes was $182,491,538. Net unrealized appreciation on investments for tax purposes was $46,540,086 consisting of $46,658,701 of gross unrealized appreciation and $(118,615) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.92% of members' capital, have been valued in accordance with procedures established by the Board of Managers, as described in Note 2.B. to these financial statements.


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at value                                    $ 229,031,624
Cash                                                                            4,530,220
Portfolio Fund investments made in advance                                      5,000,000
Receivable for Portfolio Funds sold                                               871,429
Other assets                                                                       50,118
                                                                            --------------
        TOTAL ASSETS                                                          239,483,391
                                                                            --------------

LIABILITIES
Loan payable                                                                    6,200,000
Incentive fee payable                                                           1,140,776
Investment management fee payable                                                 374,662
Administration fees payable                                                        83,604
Board of Managers' fees payable                                                     2,500
Accrued expenses                                                                  144,300
                                                                            --------------
        TOTAL LIABILITIES                                                       7,945,842
                                                                            --------------

        NET ASSETS                                                          $ 231,537,549
                                                                            ==============

MEMBERS' CAPITAL
Represented by:
Capital contributions, net of repurchases                                   $ 165,602,833
Accumulated net investment loss                                                (9,289,199)
Accumulated net realized gain on Portfolio Funds                               28,683,829
Accumulated net unrealized appreciation on investments in Portfolio Funds      46,540,086
                                                                            --------------
        MEMBERS' CAPITAL                                                    $ 231,537,549
                                                                            ==============


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                                $   1,438,609
   Interest                                                                       193,093
                                                                            --------------
        TOTAL INVESTMENT INCOME                                                 1,631,702
                                                                            --------------

EXPENSES:
   Investment Management fee                                                    1,632,766
   Incentive fee                                                                1,140,776
   Administration fees                                                            295,722
   Professional fees                                                              201,000
   Interest expense and loan origination fees                                     108,126
   Board of Managers' fees                                                         75,000
   Insurance fees                                                                  44,700
   Custodian fees                                                                  21,773
   Other expenses                                                                  28,200
                                                                            --------------
        TOTAL EXPENSES                                                          3,548,063
                                                                            --------------

NET INVESTMENT LOSS                                                            (1,916,361)
                                                                            --------------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS:
  Net realized gain on Portfolio Funds                                         13,526,677
  Net change in unrealized appreciation on investments in Portfolio Funds       8,598,514
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                            22,125,191
                                                                            --------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $  20,208,830
                                                                            ==============


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE YEARS ENDED MARCH 31, 2007 AND MARCH 31, 2006
--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2007

  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                                       $  (1,916,361)
  Net realized gain on Portfolio Funds                                         13,526,677
  Net change in unrealized appreciation
   on investments in Portfolio Funds                                            8,598,514
                                                                            --------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
      FROM INVESTMENT ACTIVITIES                                               20,208,830
                                                                            --------------

  MEMBERS' CAPITAL, MARCH 31, 2006                                            211,328,719
                                                                            --------------
  MEMBERS' CAPITAL, MARCH 31, 2007                                          $ 231,537,549
                                                                            ==============
  ACCUMULATED NET INVESTMENT LOSS                                           $  (9,289,199)
                                                                            ==============

FOR THE YEAR ENDED MARCH 31, 2006

  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                                       $  (3,698,769)
  Net realized gain on Portfolio Funds                                          6,624,593
  Net change in unrealized appreciation
   on investments in Portfolio Funds                                           22,642,578
                                                                            --------------
     NET INCREASE IN IN MEMBERS' CAPITAL DERIVED
      FROM INVESTMENT ACTIVITIES                                               25,568,402

  MEMBERS' CAPITAL TRANSACTIONS:
  Cost of Interests repurchased                                                (1,500,000)
                                                                            --------------

  NET INCREASE IN MEMBERS' CAPITAL                                             24,068,402
  MEMBERS' CAPITAL, MARCH 31, 2005                                            187,260,317
                                                                            --------------
  MEMBERS' CAPITAL, MARCH 31, 2006                                          $ 211,328,719
                                                                            ==============
  ACCUMULATED NET INVESTMENT LOSS                                           $  (7,372,838)
                                                                            ==============


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net Increase in Members' Capital Derived From Investment Activities                      $ 20,208,830
Adjustments to reconcile Net Increase in Members' Capital Derived from
   Investment Activities to net cash used in operating activities:
           Proceeds from Portfolio Funds sold                            $ 75,064,587
           Purchase of Portfolio Funds                                    (69,610,425)
           Reinvestment of dividends from mutual funds                     (1,438,609)
           Net change in unrealized appreciation on
             investments in Portfolio Funds                                (8,598,514)
           Net realized gain on Portfolio Funds                           (13,526,677)
        (Increase) Decrease in assets:
           Portfolio Fund investments made in advance                      (5,000,000)
           Receivable for Portfolio Funds sold                              2,042,854
           Other assets                                                         6,916
        Increase (Decrease) in liabilities:
           Incentive fee payable                                           (1,055,820)
           Administration fees payable                                         25,883
           Investment management fees payable                                 (19,457)
           Accrued expenses                                                    20,371
                                                                         -------------
Total adjustments                                                                         (22,088,891)
                                                                                         -------------
Net cash used in operating activities                                                      (1,880,061)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from bank loans                                                   39,400,000
Repayment of bank loans                                                   (33,200,000)
                                                                         -------------
Net cash provided by financing activities                                                   6,200,000
                                                                                         -------------

NET INCREASE IN CASH                                                                        4,319,939
Cash at beginning of year                                                                     210,281
                                                                                         -------------
Cash at end of year                                                                      $  4,530,220
                                                                                         =============


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
   Cash paid during period for interest                                                  $     51,415
                                                                                         =============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

      The Fund privately offers and sells its interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests).

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Three quarters of the Board are persons who are independent with respect to the Fund. The independent managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware on November 13, 1998, whose managing member is a member of the Board, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "1940 Act"), and serves as the investment manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment management agreement with the Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the Fund:

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    USE OF ESTIMATES

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      B.    VALUATION

            In determining its Members' capital, the Fund values its investments as of the last day of each month. The net asset value of the Fund equals the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date is equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

            Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      C.    INCOME RECOGNITION AND EXPENSES

            Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolio Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C.    INCOME RECOGNITION AND EXPENSES (CONTINUED)

            Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

            Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

            The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting, audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund as may be approved by the Board.

            Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions and other fees and expenses incurred by the funds in which the Fund is invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

      D.    INCOME TAXES

            The Fund is treated as a partnership for federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

            In addition, the Fund or a Portfolio Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

      E.    CASH AND CASH EQUIVALENTS

            The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

3.    INVESTMENT IN PORTFOLIO FUNDS

      The Fund has the ability to make contributions or liquidate its investments in Portfolio Funds periodically, ranging from daily to annually, depending on the provisions of the respective Portfolio Fund's governing agreements. Investment advisers of the Portfolio Funds generally receive fees for their services, which include management fees based upon the net asset value of the Fund's investment, as well as incentive fees or allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's balance in the Portfolio Funds in accordance with each Portfolio Fund's governing agreement. During the year ended March 31, 2007, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

      A.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Fund Investments is limited to the value of these investments reported by the Portfolio Fund.

      B.    CONCENTRATION OF RISK

            The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

      C.    INDEMNIFICATIONS

            In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

      A.    CONTRIBUTIONS

            Each Member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B.    REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

            No Member has the right to require the Fund to redeem its interest in the Fund (an "Interest"). Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31 of each year. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

      C.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

            At the end of each Fiscal Period of the Fund ("Fiscal Period"), any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate capital account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The Investment percentage for each Member is determined by dividing the balance of such Member's capital account as of the beginning of the Fiscal Period by the total capital of the Fund. Net profit refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). Net loss refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of such Fiscal period (excluding any item to be allocated among the capital accounts of the Members on a basis other

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

      C.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT (CONTINUED)

            than their investment percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the management fee applicable to such period.

      D.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

5.    INVESTMENT  MANAGEMENT FEE,  INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND
      OTHER

      The Fund pays the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

      The Investment Manager is entitled to receive an incentive fee. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits ("Incentive Fee"), if any, allocated to each Member's capital account during the year in excess of the Preferred Return (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Investment Manager. No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Investment Manager at the time of repurchase of a Member's Interest and upon liquidation of the Fund.

      Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

      The Preferred Return for any Member for any incentive fee period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury the preceding fiscal year as reported in PUBLICATION H.15, SELECTED INTEREST RATES, published by the Federal constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the weekly average 1-year Treasury constant maturity interest rate for January, February, and March of Reserve System.

      The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

5. INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

      PFPC, Inc. ("PFPC") acts as the Fund's regulatory administrator. For its services, the Fund pays PFPC a monthly fee computed at an annualized rate of 0.16% of the Fund's month-end net asset value, subject to a minimum annual fee of approximately $25,000 plus other fees for board meeting preparation and filing support.

6.    PORTFOLIO FUND INVESTMENT TRANSACTIONS

      For the year ended March 31, 2007, purchases and sales of investments (except for short-term securities) were $71,049,034 and $75,064,587, respectively.

7.    LOAN

      On March 29, 2007, the Fund obtained a loan of $6,200,000 from Bank of America, N.A. which was repaid in April and May 2007. The loan bore interest at a variable rate equal to the daily Eurodollar rate plus 1.95 percent (approximately 7.27% annualized). The uncollateralized loan was guaranteed by two entities under the control of the Investment Manager and its managing member.

8.    FINANCIAL HIGHLIGHTS

      The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that the Member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each Fiscal Period. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Members' Capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Portfolio Funds.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS (CONTINUED)

      The following represents ratios to average Members' capital and other supplemental information for Members.

                                                For the             For the
                                               Year Ended          Year Ended
                                             March 31, 2007      March 31, 2006
                                             --------------      --------------
TOTAL RETURN (1)
Total Return, before incentive fee                   10.10%              14.88%
Total Return, after incentive fee                     9.56%              13.70%

Net assets, end of period (000's)               $  231,538          $  211,329

RATIO TO AVERAGE MEMBERS' CAPITAL: (1)
  Expenses (2)                                        1.64%               2.19%
  Net investment loss                                (0.88)%(5)          (1.88)%(5)

Portfolio turnover rate                              33.53%              40.62%

                                                                  For the Period
                                                                  January 1, 2004
                                               For the           (commencement of
                                             Year Ended         operations) through
                                           March 31, 2005         March 31, 2004
                                           ---------------      -------------------
TOTAL RETURN (1)
Total Return, before incentive fee                  8.95%                     2.80%(4)
Total Return, after incentive fee                   8.18%                     2.56%(4)

Net assets, end of period (000's)             $  187,260                $  186,566

RATIO TO AVERAGE MEMBERS' CAPITAL: (1)
  Expenses (2)                                      1.81%                     1.18%(3)
  Net investment loss                              (1.67)%(5)                (1.16)%(3)

Portfolio turnover rate                            58.19%                     3.62%(4)


(1) The expense ratio, the net investment loss ratio and the total return ratios are calculated for the Members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital and may vary from these ratios based on the timing of capital transactions.

(2)   Does not include expenses of Portfolio Funds.

(3)   Annualized.

(4)   Not annualized.

(5) The net investment loss ratio does not include the effects of the incentive fee.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

9.    NEW ACCOUNTING PRONOUNCEMENTS

      In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more likely than not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely than-not to be sustained as of the adoption date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has yet to be determined.

      In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("Statement 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Statement 157 applies to fair value measurements already required or permitted by existing standards. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of Statement 157 and its impact on the financial statements has yet to be determined.

MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Fund's Operating Agreement. Information pertaining to the managers and officers of the Fund is set forth below. Managers who are deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Interested Managers." Managers who are not deemed to be "interested persons" of the Fund are referred to as "Independent Managers."

                                       Term of
                                        Office                                       Number of
                                         and                                       Portfolios in
Name and                Position(s)   Length of                                    Fund Complex
Year of Birth            Held with       Time          Principal Occupation(s)      Overseen by          Other Directorships
("YOB")                   Company     Served 1           During Past 5 Years      Manager/Officer         Held by Manager
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
------------------

Damon Mezzacappa 2        Manager       Since         Managing Member of                 2                Director of
YOB: 1936                   and       Inception       Mezzacappa Management                               Mezzacappa
                         President                    LLC (alternative asset                             Partners, LLC
                                                      management firm)

INDEPENDENT MANAGERS
--------------------

Hans C. Mautner           Chairman      Since         President, International           2                Director of
YOB: 1937                  of the     Inception       Division of Simon                                   Mezzacappa
                          Board of                    Property Group, Inc. (real                        Partners, LLC;
                          Managers                    estate development),                               Director of a
                                                      Chairman, Simon Global                           number of Dreyfus
                                                      Limited                                         Funds; Director of
                                                                                                      Capital & Regional,
                                                                                                              plc

David Feldman             Manager       Since         Former Chairman and                2                Director of
YOB: 1939                             July 2006       CEO of AT&T's                                       Mezzacappa
                                                      Investment Management                             Partners, LLC;
                                                      Corporation;  Ex-officio                           Director of a
                                                      member and former                                number of Dreyfus
                                                      Chairman of the NYSE's                         Funds; Director of a
                                                      Pension Managers                                   number of BBH
                                                      Advisory Committee                              Funds; Director of
                                                                                                          QMed, Inc.;
                                                                                                      Director of Jeffrey
                                                                                                       Company, a family
                                                                                                             trust

MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED) (CONCLUDED)
MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                                    Number of
                                      Term of                                      Portfolios
                                       Office                                        in Fund
                                        and                                          Complex
Name and               Position(s)   Length of             Principal               Overseen by
Year of Birth           Held with       Time             Occupation(s)               Manager/      Other Directorships Held
("YOB")                  Company     Served 1         During Past 5 Years            Officer              by Manager
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT MANAGERS (CONTINUED)
--------------------------------

Jeremy Sillem            Manager       Since         Managing Partner,                  2          Director of Mezzacappa
YOB: 1950                            Inception       Spencer House                                 Partners, LLC; Director
                                                     Partners, LLP;                                 of World Trust Fund;
                                                     Chairman, Bear Stearns                          Director of Spencer
                                                     International Limited                          House Partners, LLP;
                                                     (investment banking                               Director of RHJ
                                                     firm); prior thereto Co-                         International SA;
                                                     Head, Lazard Capital                                Director of
                                                     Markets (investment                            Harbourmaster Capital
                                                     banking firm)                                   (Holdings) Limited
OFFICER OF THE FUND
-------------------

Christopher S. Nagle    Secretary/     Since         Member and Chief                   2                   None
YOB: 1959               Treasurer      August        Financial Officer of
                                        2003         Mezzacappa
                          Chief                      Management, LLC
                        Financial      Since         (alternative asset
                         Officer      April 1,       management firm)
                                        2004
                          Chief
                        Compliance      From
                         Officer     October 5,
                                       2004 -
                                      June 30,
                                        2005

Salvatore Faia            Chief        Since         President of Vigilant              2                   None
YOB: 1962               Compliance    July 1,        Compliance Services;
                         Officer        2005         prior thereto Senior
                                                     Legal Counsel, PFPC,
                                                     Inc.; Chief Legal
                                                     Counsel, Corviant
                                                     Corporation; Partner,
                                                     Pepper Hamilton, LLC

-------------

1.    Term of office of each Director is indefinite.

2. The Manager is an "interested person", as defined by the 1940 Act, of the Fund by virtue of his affiliation with the Investment Manager.

MEZZACAPPA LONG/SHORT FUND, LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

      PROXY VOTING

      The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

      A  description  of the  Investment  Manager's  Policies in  available  (i)
      without   charge,   upon   request,   by  calling  the  Fund   collect  at
      1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

      In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no later than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

      AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

      MEZZACAPPA LONG/SHORT FUND, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      BOARD OF MANAGERS
      David P. Feldman
      3 Tall Oaks Drive
      Warren, NJ 07059

      Damon Mezzacappa
      630 Fifth Avenue
      Suite 2600
      New York, NY 10111

      Hans C. Mautner
      33 St. James's Square
      London SW1Y 4JS
      United Kingdom

      Jeremy Sillem
      Spencer House Partners, LLP
      15 St. James Place
      London SW1A 1NP
      United Kingdom

      OFFICERS
      Damon Mezzacappa, President
      Christopher Nagle, Secretary and Treasurer

      INVESTMENT MANAGER
      Mezzacappa Investors, LLC
      630 Fifth Avenue, Suite 2600
      New York, New York 10111

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      Anchin, Block & Anchin LLP
      1375 Broadway
      New York, New York 10018

      LEGAL COUNSEL
      Tannenbaum Helpern Syracuse & Hirschtritt LLP
      900 Third Avenue
      New York, New York 10022

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. During the period covered by this report, there have been no amendments and no waivers granted from any provision of the Code of Ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

The Registrant's Code of Conduct is attached hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Jeremy Sillem, Hans Mautner and David Feldman. Messrs. Sillem, Mautner and Feldman are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Anchin, Block & Anchin LLP Related to the registrant.

-------------------- ---------------------------------------------------- ----------------------------------------------------
                                         FISCAL 2007                                           FISCAL 2006
-------------------- ---------------------------------------------------- ----------------------------------------------------
                       All fees and     All fees and     All other fees     All fees and     All fees and     All other fees
                     services to the     services to    and services to   services to the     services to    and services to
                      fund that were       service          service        fund that were       service          service
                     pre-approved (2)    affiliates     affiliates that     pre-approved      affiliates     affiliates that
                                          that were     did not require                        that were     did not require
                                        pre-approved      pre-approval                       pre-approved      pre-approval
------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(a)     Audit Fees       $75,000             N/A              N/A             $75,000             N/A              N/A
        (1)

------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(b)     Audit-
        Related             $0               $0                $0                $0               $0                $0
        Fees
------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(c)     Tax Fees       $15,000 (3)           $0                $0           $23,500 (3)           $0                $0


------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------
(d)     All Other           $0               $0                $0                $0               $0                $0
        Fees

------- ------------ ----------------- ---------------- ----------------- ----------------- ---------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Fees for Fiscal 2007 have been estimated and accrued by the Fund but have not been billed to date.
   (3) Tax fees include amounts related to the preparation and review of the registrant's annual tax returns.

(e)(1) The Registrant currently does not have policies and procedures pursuant to which services are pre-approved other than by the full Audit Committee. However, the Audit Committee may implement such policies and procedures, subject to the requirement that the full Audit Committee be notified in a timely manner of each such service.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ---------------------------- ----------------- ----------------
                                            FISCAL 2007       FISCAL 2006
             ---------------------------- ----------------- ----------------
             Audit-Related Fees                  0%               0%

             ---------------------------- ----------------- ----------------
             Tax Fees                            0%               0%

             ---------------------------- ----------------- ----------------
             All Other Fees                      0%               0%

             ---------------------------- ----------------- ----------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by Anchin, Block & Anchin LLP for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h)      Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

While it is unlikely that the registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached as Exhibit A to this Form.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) The following table states the name, title and length of service of the persons employed or associated with the investment adviser who are primarily responsible for the day-to-day management of the registrant's portfolio (each a "Portfolio Manager").

                                                          Length of
                NAME                    TITLE              Service      BUSINESS EXPERIENCE PAST 5 YEARS
                ----                    -----             ---------     --------------------------------
1.      Damon Mezzacappa        Portfolio Manager, CEO      Since          Mezzacappa Management, LLC
                                                            incept.

2.      Lenore A. Petteruti     Portfolio Manager,          5 years        Mezzacappa Management, LLC
                                Head of Research and
                                Risk Management

(a)(2) The table below describes for each Portfolio Manager listed in paragraph (a)(1) who is primarily responsible for the day-to day management of the portfolio of any other accounts that they manage and the total assets in the account for all other registered investment companies, other pooled investment vehicles and other accounts.

------------------------- ------------------ ----------------- ------------------- --------------- ------------------
                                                                                       No. of
                                                                                      Accounts      Total Assets in
                                                   Total                               where        Accounts where
   Name of Portfolio                              No. of                            Advisory Fee    Advisory Fee is
      Manager or              Type of            Accounts                            is Based on        Based on
      Team Member             Accounts            Managed         Total Assets       Performance       Performance
      -----------             --------            -------         ------------       -----------       -----------
------------------------- ------------------ ----------------- ------------------- --------------- ------------------
Damon                     Registered                1                 $51M               1                $0
Mezzacappa/Lenore         Investment
Petteruti                 Companies:
                          ------------------ ----------------- ------------------- --------------- ------------------
Damon                     Other Pooled              4                $854M               3               $845M
Mezzacappa/Lenore         Investment
A. Petteruti              Vehicles:
------------------------- ------------------ ----------------- ------------------- --------------- ------------------
                          Other Accounts:          n/a                 $0               n/a               $0
------------------------- ------------------ ----------------- ------------------- --------------- ------------------


         POTENTIAL CONFLICTS OF INTERESTS

As an investment advisor and fiduciary, Mezzacappa Investors, LLC (the "Advisor") owes its clients a duty of loyalty. In recognition of the fact that conflicts of interest are inherent in the investment management business, the Advisor has adopted policies and procedures reasonably designed to identify and manage the effects of actual and potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients and allocation of investment opportunities. All employees of the Advisor are subject to these policies.

The Advisor has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when personnel own, buy or sell securities which may be owned, bought or sold for clients through one of its vehicles. Personal securities transactions may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by a client. As a general matter, the Advisor's personnel are not permitted to engage in transactions for their personal accounts in securities that are being considered for purchase or sale by its clients or are being bought or sold by its advisory clients. The Advisor's Code of Ethics requires disclosure of all personal accounts and pre-clearance of all securities transactions involving initial public offerings and limited offerings, including investments in other private investment vehicles.

As noted above, the Advisor manages multiple portfolios for multiple clients. The Advisor has responsibility for managing the investments of multiple accounts with a common investment strategy or several investment styles. Accordingly, client portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Advisor makes investment decisions for the Fund based on their respective investment objective, policies, practices, cash flows, tax and other relevant investment considerations. Consequently, the Adviser may purchase or sell securities for one client portfolio and not another client portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, as described above, some of these other client account structures have fee structures, such as performance based fees, that differ (and may be higher than) the Fund. Accordingly, conflicts of interest may arise when the Advisor has a particular financial incentive, such as a performance-based fee or the reimbursement of overhead amounts, relating to an account.

The Advisor has implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts and the allocation of investment opportunities. All of the client accounts managed by the Advisor follow a fund-of-fund strategy and allocate client assets to private investment vehicles and outside portfolio managers. These investment opportunities are primary limited opportunities. The Advisor reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. In addition, the Advisor's allocation procedures specify the factors that are taken into account in making allocation decisions. These areas are monitored by the Advisor's chief compliance officer.



(A)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
        MEMBERS

Compensation is a combination of a base salary plus a percentage of firm earnings (calculated by taking the percentage of the portfolio manager's ownership in the firm multiplied by net firm earnings). Firm earnings are based upon assets under management and pre-tax performance of all funds managed by the portfolio manager. A one-year period is used in evaluating the performance of the funds for the purposes of determining compensation. Performance of accounts managed by the portfolio manager other than the Fund is included in determining compensation.


(A)(4)  DISCLOSURE OF SECURITIES OWNERSHIP


The following table discloses the beneficial ownership of shares of the registrant by each Portfolio Manager as of March 31, 2007.


                      NAME OF PORTFOLIO MANAGER OR    DOLLAR ($) RANGE OF FUND
                             TEAM MEMBER              SHARES BENEFICIALLY OWNED
                             -----------              -------------------------

                         LENORE PETTERUTI             $       0
                         DAMON MEZZACAPPA             $       0

(B) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                      /s/ Damon Mezzacappa
                                               --------------------
                                               Damon Mezzacappa
                                               Chief Executive Officer
Date:  May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Damon Mezzacappa
                                               --------------------
                                               Damon Mezzacappa
                                               Chief Executive Officer
Date:  May 30, 2007


By (Signature and Title)*                      /s/ Christopher S. Nagle
                                               ------------------------
                                               Christopher S. Nagle
                                               Chief Financial Officer
Date:  May 30, 2007